Variable Interest Entity - Schedule of Carrying Amount of Assets and Liabilities (Details) - Variable Interest Entity [Member]	Dec. 31, 2024 USD ($)
Schedule of Carrying Amount of Assets and Liabilities [Line Items]
Cash	$ 18,210
Property and equipment, net	4,136,078
Total assets	4,154,288
Current portion of long-term debt	83,868
Long-term debt, net of current portion	2,687,777
Accrued expenses	497
Intercompany payable to Visiontech	1,418,560
Total liabilities	$ 4,190,702